Supplementary Information to the Statements of Comprehensive Income (Details 2) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Financial income:
Interest income on deposits | ₪	₪ 100		₪ 18	₪ 55
Exchange differences, net | ₪	827
Revaluation of warrants | ₪	2,009		2,951	7,969
Revaluation of marketable securities | ₪				13
Finance income | ₪	2,936		18	3,019
Financial expenses:
Exchange differences, net | ₪			2,871	276
Revaluation of warrants | ₪			7,969
Finance expenses in respect of loan from others | ₪	9,202
Finance expenses in respect of government grants | ₪	4,343
Bank commissions and other financial expenses | ₪	51		73	27
Financial expense | ₪	₪ 13,596		₪ 10,913	₪ 303
USD [Member]
Financial income:
Interest income on deposits | $		$ 26
Exchange differences, net | $		221
Revaluation of warrants | $		536
Revaluation of marketable securities | $
Finance income | $		783
Financial expenses:
Exchange differences, net | $
Revaluation of warrants | $
Finance expenses in respect of loan from others | $		2,455
Finance expenses in respect of government grants | $		1,159
Bank commissions and other financial expenses | $		14
Financial expense | $		$ 3,628